Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 5,626,785	$ 3,764,925	$ 2,298,025
Additions	1,939,960	2,192,200	1,466,900
Release	(24,937)
Exchange difference	28,682	(330,340)
Balance at the end of the year	$ 7,570,490	$ 5,626,785	$ 3,764,925